FINANCIAL INSTRUMENTS (Details 10) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Financials Instruments [Line items]
Cash and cash equivalents	$ 1,075,942	$ 589,886	$ 592,253	$ 500,025
U.S Dollar [Member]
Disclosure Of Financials Instruments [Line items]
Cash and cash equivalents	834,513	501,352
Euro [Member]
Disclosure Of Financials Instruments [Line items]
Cash and cash equivalents	8,295	4,306
Other currencies [Member]
Disclosure Of Financials Instruments [Line items]
Cash and cash equivalents	5,375	3,685
Chilean Pesos [Member]
Disclosure Of Financials Instruments [Line items]
Cash and cash equivalents	$ 180,300	$ 23,191